Notes to the consolidated statements of income - Net deferred income tax assets and liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Notes to the consolidated statements of income
Deferred taxes assets	€ 361,196	€ 345,686
Deferred tax liabilities	739,702	626,521
Net deferred tax liabilities	€ (378,506)	€ (280,836)